ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 15, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds (Registration Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

On behalf of Allianz Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 172 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being submitted solely for the purpose of registering Institutional Class shares of AllianzGI Wellness Fund (the “Fund”) described in the accompanying prospectus. The Fund currently intends to commence offering Institutional Class shares on or about December 22, 2014. Also effective on or about December 22, 2014, the Fund is changing its name to AllianzGI Health Sciences Fund. In connection with this change, there will be revisions to the Fund’s 80% policy relating to investments suggested by its name, effective on or about December 22, 2014 (following completion of the 60-day notice period after the Fund’s distribution of a notice to shareholders as mandated by Rule 35d-1 under the Investment Company Act of 1940, as amended). These additional changes relating to the Fund are reflected in the Amendment.

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Institutional Class shares of the Fund; and

2.	The Statement of Additional Information of the Trust.

The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7239) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Maureen A. Meredith

Maureen A. Meredith, Esq.

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Debra Rubano, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Justin Hebenstreit, Esq.